Taxes Payable	12 Months Ended
Jun. 30, 2024
Taxes Payable [Abstract]
TAXES PAYABLE
12.	TAXES PAYABLE

As of June 30, 2024 and 2023, taxes payable consisted of the following:

	As of June 30,
	2024	2023
Corporate income tax	$3,412,916	$3,495,646
VAT	702,401	828,488
Related surcharges on VAT payable	58	108
IIT	174	702
Other tax	1,972	2,238
	$4,117,521	$4,327,182